Fair value measurements - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities recorded at cost	$ 2.5	$ 2.5
Long-term debt at fair value	3,432.1	3,500.1
Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	11,925.0	11,981.3
Goodwill at fair value	8,725.8	8,731.7
Net intangible assets at fair value	$ 3,196.7	$ 3,247.1